SUPPLEMENTAL CASH FLOW INFORMATION (Income Tax Payments) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Income Taxes Paid, Net		$ 27	$ 121	$ 23
Income taxes and penalties on gains related to IP rights	$ 68